Schedule Of Proforma Revenue And Net (loss) Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Revenue	$ 683,253	$ 142,347
Operating expenses	1,530,756	1,118,559
Other expenses	411,870	20,497
Total expenses	1,942,626	1,139,056
Net loss	$ (1,259,373)	$ (996,709)